Fees Summary	Jul. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,159,400
Previously Paid Amount	0.00
Total Fee Amount	1,096.10
Total Offset Amount	0.00
Net Fee	1,096.10
Narrative - Max Aggregate Offering Price	$ 7,159,400
Final Prospectus	true